Fees Summary	Aug. 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 100,000
Previously Paid Amount	0.00
Total Fee Amount	13.81
Total Offset Amount	0.00
Net Fee	13.81
Narrative - Max Aggregate Offering Price	$ 100,000
Final Prospectus	true